VIRTUS SGA International Growth Series
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2023
($ reported in thousands)
	Shares	Value
Preferred Stock—1.9%
Health Care—1.9%
Sartorius AG, 0.560% (Germany)	6,682	$ 2,273
Total Preferred Stock (Identified Cost $2,554)		2,273

Common Stocks—95.4%
Communication Services—3.9%
Universal Music Group N.V. (Netherlands)	179,724	4,699
Consumer Discretionary—5.1%
MercadoLibre, Inc. (Argentina)(1)	1,810	2,295
Yum China Holdings, Inc. (China)	66,730	3,765
		6,060

Consumer Staples—21.6%
CP ALL PCL Foreign Shares (Thailand)	1,288,647	2,141
Diageo plc (United Kingdom)	101,434	3,755
Fomento Economico Mexicano SAB de C.V. Sponsored ADR (Mexico)	48,261	5,268
Heineken N.V. (Netherlands)	40,330	3,559
L’Oreal S.A. (France)	9,856	4,097
Nestle S.A. Registered Shares (Switzerland)	25,166	2,852
Wal-Mart de Mexico SAB de C.V. (Mexico)	1,101,755	4,158
		25,830

Financials—16.2%
Adyen N.V. (Netherlands)(1)	2,659	1,984
AIA Group Ltd. (Hong Kong)	505,939	4,125
Aon plc Class A (United Kingdom)	17,854	5,789
HDFC Bank Ltd. ADR (India)	87,875	5,185
XP, Inc. Class A (Brazil)	100,211	2,310
		19,393

Health Care—19.0%
Alcon, Inc. (Switzerland)	63,000	4,855
ICON plc ADR (Ireland)(1)	14,913	3,672
Novo Nordisk A/S Sponsored ADR (Denmark)	54,204	4,929
Shandong Weigao Group Medical Polymer Co., Ltd. Class H (China)	2,808,770	2,468
STERIS plc (United States)	23,208	5,092
Sysmex Corp. (Japan)	37,729	1,801
		22,817

Industrials—8.0%
Canadian Pacific Kansas City Ltd. (Canada)	56,474	4,202
Experian plc (Ireland)	77,983	2,561
Recruit Holdings Co., Ltd. (Japan)	91,696	2,828
		9,591

Information Technology—14.5%
Atlassian Corp. Class A (United States)(1)	15,215	3,066
Dassault Systemes SE (France)	90,177	3,365
Infosys Ltd. Sponsored ADR (India)	256,251	4,385
	Shares	Value

Information Technology—continued
SAP SE Sponsored ADR (Germany)(2)	24,313	$ 3,144
Temenos AG Registered Shares (Switzerland)	49,091	3,455
		17,415

Materials—7.1%
Linde plc (United States)	12,889	4,799
Sika AG Registered Shares (Switzerland)	14,592	3,716
		8,515

Total Common Stocks (Identified Cost $101,751)		114,320

Total Long-Term Investments—97.3% (Identified Cost $104,305)		116,593

Securities Lending Collateral—2.5%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 5.222%)(3)(4)	2,941,091	2,941
Total Securities Lending Collateral (Identified Cost $2,941)		2,941

TOTAL INVESTMENTS—99.8% (Identified Cost $107,246)		$119,534
Other assets and liabilities, net—0.2%		283
NET ASSETS—100.0%		$119,817

Abbreviation:
ADR	American Depositary Receipt

Footnote Legend:
(1)	Non-income producing.
(2)	All or a portion of security is on loan.
(3)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(4)	Represents security purchased with cash collateral received for securities on loan.

Country Weightings†
United States	13%
Switzerland	12
Netherlands	9
India	8
United Kingdom	8
Mexico	8
France	6
Other	36
Total	100%
† % of total investments as of September 30, 2023.
See Notes to Schedule of Investments

VIRTUS SGA International Growth Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023
($ reported in thousands)
The following table summarizes the value of the Series’ investments as of September 30, 2023, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at September 30, 2023	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$114,320	$114,320
Preferred Stock	2,273	2,273
Securities Lending Collateral	2,941	2,941
Total Investments	$119,534	$119,534
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at September 30, 2023.
There were no transfers into or out of Level 3 related to securities held at September 30, 2023.
See Notes to Schedule of Investments

VIRTUS SGA International Growth Series
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2023
Note 1. Security Valuation
The Series’ Board of Trustees have designated the Investment Adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. The Series utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Series’ policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Investment Adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Series’ major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the Investment Adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Series calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Series fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the Investment Adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Series’ net assets by each major security type is disclosed at the end of the Schedule of Investments for the Series. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Series’ most recent semi or annual report.
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